Schedule of Investments (unaudited)
August 31, 2021
BlackRock SMID-Cap Growth Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.2%
Axon Enterprise, Inc.(a)	2,096	$ 381,199
HEICO Corp.	950	120,479
		501,678
Auto Components — 2.0%
Fox Factory Holding Corp.(a)	2,059	316,406
Automobiles — 1.0%
Thor Industries, Inc.	1,327	150,522
Beverages — 0.5%
Celsius Holdings, Inc.(a)	1,038	84,867
Biotechnology — 1.7%
Halozyme Therapeutics, Inc.(a)	2,377	99,810
Natera, Inc.(a)	1,364	161,539
		261,349
Building Products — 1.7%
AZEK Co., Inc.(a)	6,155	261,526
Capital Markets — 4.1%
Carlyle Group, Inc.	6,138	303,094
MarketAxess Holdings, Inc.	319	151,819
Morningstar, Inc.	689	184,645
		639,558
Chemicals — 1.6%
Amyris, Inc.(a)	16,640	250,432
Commercial Services & Supplies — 1.5%
GFL Environmental, Inc.	6,613	232,711
Construction & Engineering — 0.7%
WillScot Mobile Mini Holdings Corp.(a)	3,793	112,273
Diversified Consumer Services — 3.4%
Bright Horizons Family Solutions, Inc.(a)	1,199	174,766
Chegg, Inc.(a)	2,377	197,814
Duolingo, Inc.(a)	525	68,019
Mister Car Wash, Inc.(a)	4,608	88,428
		529,027
Electrical Equipment — 0.9%
Shoals Technologies Group, Inc., Class A(a)	4,597	149,724
Electronic Equipment, Instruments & Components — 1.6%
908 Devices, Inc.(a)	7,167	258,012
Entertainment — 2.2%
Kahoot! ASA(a)	50,910	346,141
Equity Real Estate Investment Trusts (REITs) — 0.5%
Rexford Industrial Realty, Inc.	1,328	82,243
Food Products — 1.7%
Freshpet, Inc.(a)	2,056	263,456
Health Care Equipment & Supplies — 7.2%
Eargo, Inc.(a)	3,917	78,379
Inmode Ltd.(a)	1,166	152,606
Masimo Corp.(a)	1,599	434,193
Outset Medical, Inc.(a)	5,442	268,236
Pulmonx Corp.(a)	4,852	195,002
		1,128,416
Health Care Technology — 3.9%
Health Catalyst, Inc.(a)	3,598	196,487
Phreesia, Inc.(a)	5,900	422,145
		618,632
Security	Shares	Value
Hotels, Restaurants & Leisure — 4.5%
Penn National Gaming, Inc.(a)	3,770	$ 305,747
Planet Fitness, Inc., Class A(a)	953	77,479
Vail Resorts, Inc.(a)	592	180,471
Wingstop, Inc.	834	143,390
		707,087
Internet & Direct Marketing Retail — 1.3%
Fiverr International Ltd.(a)	1,161	208,411
IT Services — 5.0%
Globant SA(a)	1,167	376,101
Nuvei Corp.(a)(b)	3,179	412,049
		788,150
Leisure Products — 1.2%
Brunswick Corp.	1,986	192,384
Life Sciences Tools & Services — 12.3%
Bio-Techne Corp.	994	496,145
Charles River Laboratories International, Inc.(a)	1,122	498,011
Olink Holding AB, ADR(a)	2,829	90,556
Repligen Corp.(a)	1,215	343,821
Seer, Inc.(a)	5,664	226,447
Sotera Health Co.(a)	6,475	158,378
Stevanato Group SpA(a)	4,610	114,144
		1,927,502
Machinery — 3.3%
Chart Industries, Inc.(a)	1,200	226,056
Graco, Inc.	3,774	295,957
		522,013
Media — 2.4%
Cable One, Inc.	180	377,926
Road & Rail — 1.6%
Saia, Inc.(a)	1,023	245,653
Semiconductors & Semiconductor Equipment — 7.8%
Brooks Automation, Inc.	1,914	162,614
Entegris, Inc.	3,266	392,377
Lattice Semiconductor Corp.(a)	3,994	248,107
Monolithic Power Systems, Inc.	843	417,226
		1,220,324
Software — 15.8%
Avalara, Inc.(a)	2,394	430,202
Bill.com Holdings, Inc.(a)	1,448	397,317
Blackline, Inc.(a)	1,901	207,399
Fair Isaac Corp.(a)	428	196,769
Five9, Inc.(a)	1,612	255,067
Lightspeed Commerce, Inc.(a)	3,474	386,239
nCino, Inc.(a)	3,860	239,358
Paylocity Holding Corp.(a)	1,360	366,112
		2,478,463
Specialty Retail — 3.6%
Leslie’s, Inc.(a)	8,322	200,727
National Vision Holdings, Inc.(a)	1,329	79,713
Vroom, Inc.(a)	10,750	288,745
		569,185
Trading Companies & Distributors — 1.9%
SiteOne Landscape Supply, Inc.(a)	1,490	298,149
Total Long-Term Investments — 100.1% (Cost: $14,839,525)		15,722,220

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock SMID-Cap Growth Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(c)(d)
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	18,296	$ 18,296
Total Short-Term Securities — 0.1% (Cost: $18,296)		18,296
Total Investments — 100.2% (Cost: $14,857,821)		15,740,516
Liabilities in Excess of Other Assets — (0.2)%		(25,487)
Net Assets — 100.0%		$ 15,715,029
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/29/21(a)	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ —	$ 18,296(b)	$ —	$ —	$ —	$ 18,296	18,296	$ 3	$ —
(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock SMID-Cap Growth Equity Fund
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 501,678	$ —	$ —	$ 501,678
Auto Components	316,406	—	—	316,406
Automobiles	150,522	—	—	150,522
Beverages	84,867	—	—	84,867
Biotechnology	261,349	—	—	261,349
Building Products	261,526	—	—	261,526
Capital Markets	639,558	—	—	639,558
Chemicals	250,432	—	—	250,432
Commercial Services & Supplies	232,711	—	—	232,711
Construction & Engineering	112,273	—	—	112,273
Diversified Consumer Services	529,027	—	—	529,027
Electrical Equipment	149,724	—	—	149,724
Electronic Equipment, Instruments & Components	258,012	—	—	258,012
Entertainment	—	346,141	—	346,141
Equity Real Estate Investment Trusts (REITs)	82,243	—	—	82,243
Food Products	263,456	—	—	263,456
Health Care Equipment & Supplies	1,128,416	—	—	1,128,416
Health Care Technology	618,632	—	—	618,632
Hotels, Restaurants & Leisure	707,087	—	—	707,087
Internet & Direct Marketing Retail	208,411	—	—	208,411
IT Services	788,150	—	—	788,150
Leisure Products	192,384	—	—	192,384
Life Sciences Tools & Services	1,927,502	—	—	1,927,502
Machinery	522,013	—	—	522,013
Media	377,926	—	—	377,926
Road & Rail	245,653	—	—	245,653
Semiconductors & Semiconductor Equipment	1,220,324	—	—	1,220,324
Software	2,478,463	—	—	2,478,463
Specialty Retail	569,185	—	—	569,185
Trading Companies & Distributors	298,149	—	—	298,149
Short-Term Securities
Money Market Funds	18,296	—	—	18,296
	$ 15,394,375	$ 346,141	$ —	$ 15,740,516
Portfolio Abbreviation
ADR	American Depositary Receipt
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